Advances from Federal Home Loan Bank - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended
	Dec. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Federal Home Loan Bank, Advances [Line Items]
Prepayment of FHLB advances	$ 35,900,000
Prepayment of FHLB penality	2,500,000
Advances from Federal Home Loan Bank		57,000,000	23,000,000	3,000,000
Agreement of first mortgage loan and non-residential real estate loan		125.00%
Additional borrowing capacity		52,600,000
Additional collateral pledged that could be pledged to FHLB		40,100,000
Maturity of One Months [Member]
Federal Home Loan Bank, Advances [Line Items]
Advances from Federal Home Loan Bank	15,000,000
Quarterly Callable [Member]
Federal Home Loan Bank, Advances [Line Items]
Advances from Federal Home Loan Bank	15,000,000
Federal Home Loan Bank of Cincinnati [Member]
Federal Home Loan Bank, Advances [Line Items]
Approved line of credit		30,000,000
BVA Compass Bank [Member]
Federal Home Loan Bank, Advances [Line Items]
Approved line of credit		8,000,000
Bva Compass Bank and Cincinnati [Member] | Overnight Line of Credit [Member]
Federal Home Loan Bank, Advances [Line Items]
Overnight lines of credit outstanding amount		$ 0